Trade and other payables - Movement in the gross-to-net accruals (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Gross-to-net accruals	$ 55,788	$ 19,478
Estimate related to the sales made in the current year	130,770	149,969
Adjustment for prior year sales	(5,431)	(4,924)
(Credits or payments)	(96,891)	(108,734)
Gross-to-net accruals	84,236	55,788
Rebates and charge backs
Disclosure of subsidiaries [line items]
Gross-to-net accruals	49,662	15,398
Estimate related to the sales made in the current year	111,669	123,542
Adjustment for prior year sales	(5,391)	(4,041)
(Credits or payments)	(77,627)	(85,237)
Gross-to-net accruals	78,313	49,662
Distribution fees, product returns and other
Disclosure of subsidiaries [line items]
Gross-to-net accruals	6,126	4,079
Estimate related to the sales made in the current year	19,101	26,427
Adjustment for prior year sales	(40)	(883)
(Credits or payments)	(19,264)	(23,497)
Gross-to-net accruals	$ 5,923	$ 6,126